For Internal Use Only		Submit 1 Original		OMB Approval No.:
Sec File No. 91 -		and 9 Copies		Expires:
				Estimated average burden hours per response: 2.00

SECURITIES AND EXCHANGE COMMISSION RECEIVED

91-479

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

NOV 0 2 2004

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

DIVISION OF MARKET REGULATION

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

Pacific Exchange, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Merrill Lynch

04049443

3. Class of New Derivative Securities Product:

Index-Linked Notes

4. Name of Underlying Instrument:

Accel Return Notes Linked to Nikkei 225 due June 26, 2005, Accel Return Notes linked to the Dow Jones Industrial Average, Accel Return Notes Nasdaq-100 Index due 1/30/2006, Accel Return Notes Russell 2000 Index due 10/31/2005, Accel Return Notes S&P 500 Index due 1/27/2006, Accel Return Notes S&P 500 Index due 5/2/2005

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Not applicable.

6. Ticker Symbol(s) of New Derivative Securities Product:

ARNN, ANJ, AQQQ, ARRU, MRSS, ARPP

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

NMS, AMEX, NNM, NNM, NNM, NNM

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Alden Adkins

Title:

S.V.P. Regulation

Telephone Number:

(415) 393-4037

Manual Signature of Official Responsible for Form:

Alden Adkins / [illegible]

Date:

11/01/04

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	November 2, 2004

SEC 2449 (1/99)

PACIFIC EXCHANGE
STOCK & OPTIONS

SECURITIES AND EXCHANGE COMMISSION
RECEIVED

NOV 0 2 2004

DIVISION OF MARKET REGULATION

VIA FEDERAL EXPRESS

November 1, 2004

Ms. Gayle Fortson
Division of Market Regulation
Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D. C. 20549

Re: **Form 19b-4(e)**

Dear Ms. Fortson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find one original and nine copies of Form 19b-4(e) with respect to index-linked exchangeable notes.

If you have any questions or concerns, please do not hesitate to call me at (415) 393-4107.

Sincerely,

Tania J.C. Blanford
Staff Attorney
Regulatory Policy

Enclosures

cc: Janet Angstadt (ARCA)
Office of the Corporate Secretary (PCX, PCXE)